Related Party Transactions (Details) - Schedule of due to related parties - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Mr. Hengfang Li [Member]
Schedule of due to related parties [Abstract]
Due to related parties	$ 171,333	$ 472,439